Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Severance	$ 4	$ (80)	$ (230)	$ (109)
Acquisition and other	(26)	(20)	(21)	(40)
Total severance, acquisition and other costs	$ (22)	$ (100)	$ (251)	$ (149)